INCOME TAXES	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES
13.	INCOME TAXES
Current income tax expense represents the amount expected to be reported on the Company’s income tax returns, and deferred tax expense or benefit represents the change in net deferred tax assets and liabilities. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities as measured
by the enacted tax rates that will be in effect when these differences reverse. Valuation allowances are recorded as appropriate
to reduce deferred
tax
assets to the
amount
considered likely to be realized.
The income tax (benefit) expense and effective income tax rate for the three and six months ended June 30, 2022 and 2021 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in thousands, except percentages)
Income tax (benefit) expense	$(48,650)	$118	$(6,244)	$118
Effective income tax rate	5.7%	(3.6)%	0.5%	3.3%
For the three months ended June 30, 2022, discrete tax expense of $0.4 million is included in the $48.7 million of income tax benefit. The Company’s estimated annual effective income tax rate without discrete items was 1.1%, compared to the US federal statutory rate of 21.0% due to the fair value adjustment on debt instruments (2.6)%, change in valuation allowance (5.5)%, goodwill impairment of (11.6)%, non-deductible
interest (0.8)%, and other 0.8%. For the six months ended June 30, 2022, discrete tax expense of $7.7 million is included in the $6.2 million of income tax benefit.
For the three months ended June 30, 2021, no discrete tax expense was included in the $0.1 million of income tax expense. The Company’s estimated annual effective income tax rate without discrete items was 2.6%, compared to the US federal statutory rate of 21.0% due to the change in valuation allowance of (30.5)%, non deductible interest of 7.0%, and other 5.1%. For the six months ended June 30, 2021, no discrete tax expense was included in the $0.1 million of income tax expense.